Accounts payable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
The following is a table summarizing the components of our accounts payable as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Amounts due to a related party insurance broker	$1,995	$2,161
Scorpio Ship Management S.A.M. (SSM)	1,703	2,979
Scorpio Commercial Management S.A.M. (SCM)	697	250
Amounts due to related party port agents	559	247
Scorpio Services Holding Limited (SSH)	452	7
Scorpio LR2 Pool Limited	434	1,695
Amounts due to a related party bunker supplier	264	579
Mercury Pool Limited	90	—
Scorpio MR Pool Limited	66	1,726
Amounts due to a related party carbon emission manager	60	71
Accounts payable to related parties	6,320	9,715

European Union Allowance (EUA) payables (1)	20,225	12,415
Suppliers	7,484	10,083
	$34,029	$32,213
(1) European Union Allowance (EUA) payables relate to our obligations due for compliance with the EU ETS. Under the EU ETS requirements, we buy EU allowances to offset the greenhouse gas emissions from our vessels that trade to, from, and within the European Union and European Economic Area and submit these allowances to regulators as proof of compliance. Our vessels incur the costs of carbon emissions and these costs are passed along to the customers in most cases.
Other than the EUA payables, which are due September 2026, the majority of accounts payable are settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.